STOCK-BASED COMPENSATION - Stock option activity (Details) - ¥ / shares			12 Months Ended
	Apr. 14, 2021	Jan. 02, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Tranche 9 [Member]
Grant date			Jan. 02, 2014
Options outstanding				34,500
Options exercised			0
Options cancelled/expired				(34,500)
Options outstanding			0		34,500
Weighted average fair value at the grant date (USD)			¥ 6.5
Tranche 10 [Member]
Grant date			Jan. 02, 2015
Options exercised			0
Options cancelled/expired				(19,500)	(19,500)
Options outstanding			0
Weighted average fair value at the grant date (USD)			¥ 7.5
Tranche 11 [Member]
Grant date			Jan. 04, 2016
Options outstanding			13,500	13,500
Options exercised			0
Options outstanding			13,500	13,500	13,500
Options vested and exercisable			13,500	13,500
Weighted average fair value at the grant date (USD)			¥ 9.0
Tranche 12 [Member]
Grant date			Apr. 19, 2016
Options outstanding			60,000	60,000
Options exercised			0
Options cancelled/expired			(60,000)
Options outstanding			0	60,000	60,000
Options vested and exercisable				60,000
Weighted average fair value at the grant date (USD)			¥ 15.4
Tranche 13 [Member]
Grant date			May 16, 2016
Options outstanding			20,000	20,000
Options exercised			0
Options cancelled/expired			(20,000)
Options outstanding			0	20,000	20,000
Options vested and exercisable				20,000
Weighted average fair value at the grant date (USD)			¥ 12.4
Tranche 14 [Member]
Grant date			Aug. 03, 2016
Options outstanding			20,000	20,000
Options exercised			0
Options cancelled/expired			(20,000)
Options outstanding			0	20,000	20,000
Options vested and exercisable				20,000
Weighted average fair value at the grant date (USD)			¥ 14.4
Tranche 15 [Member]
Grant date			Jan. 03, 2017
Options outstanding			18,000	18,000
Options exercised			0
Options outstanding			18,000	18,000	18,000
Options vested and exercisable			18,000	18,000
Weighted average fair value at the grant date (USD)			¥ 4.0
Tranche 16 [Member]
Grant date			Oct. 02, 2017
Options outstanding			2,500	2,500
Number of options granted		36,000
Options exercised			0
Options cancelled/expired			(2,500)
Options outstanding			0	2,500	2,500
Options vested and exercisable				2,500
Weighted average fair value at the grant date (USD)			¥ 7.7
Tranche 17 [Member]
Grant date			Dec. 22, 2017
Options outstanding			8,800	8,800
Options exercised			(1,000)
Options cancelled/expired			(6,000)
Options outstanding			1,800	8,800	8,800
Options vested and exercisable			1,800	8,800
Weighted average fair value at the grant date (USD)			¥ 4.4
Tranche 18 [Member]
Grant date			Jan. 02, 2018
Options outstanding			29,000	29,000
Number of options granted	160,000
Options exercised			0
Options cancelled/expired			(10,000)
Options outstanding			19,000	29,000	29,000
Options vested and exercisable			19,000	29,000
Weighted average fair value at the grant date (USD)			¥ 5.1
Tranche 19 [Member]
Grant date			Mar. 01, 2018
Options outstanding			20,000	20,000
Options exercised			0
Options outstanding			0	20,000	20,000
Options vested and exercisable				20,000
Weighted average fair value at the grant date (USD)			¥ 5.1
Tranche 20 [Member]
Grant date			Jan. 02, 2019
Options outstanding			36,000	36,000
Options exercised			0
Options outstanding			0	36,000	36,000
Options vested and exercisable				36,000
Weighted average fair value at the grant date (USD)			¥ 4.0
Tranche 21 [Member]
Grant date			Jan. 02, 2020
Options outstanding			38,000	38,000
Options exercised			0
Options outstanding			0	38,000	38,000
Options vested and exercisable				38,000
Weighted average fair value at the grant date (USD)			¥ 2.5
Tranche 22 [Member]
Options outstanding				0
Number of options granted			160,000
Options exercised			(20,930)
Options outstanding			139,070		0
Options vested and exercisable			139,070
Weighted average fair value at the grant date (USD)			¥ 12.5